DEFERRED INCOME TAXES - Net Deferred Income Tax Assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Deferred income tax assets	€ 271	€ 162
Deferred income tax liabilities	(28)	(14)
Net deferred income tax assets	€ 243	€ 148